Expense Example - Ashmore Emerging Markets Frontier Equity Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	155	581	1,033	2,289	695	1,134	1,598	2,876	355	884	1,539	3,293